Inventories (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories

	December 31,	March 31,
	2022	2022

Raw materials	$5,154,170	$7,920,190
Work in progress	—	1,016,916
Finished goods	11,433,593	7,974,690
Supplies and spare parts	355,045	147,610
	$16,942,808	$17,059,406

	March 31,	March 31,
	2022	2021
Raw materials	$7,920,190	$6,917,716
Work in progress	1,016,916	5,912,935
Finished goods	7,974,690	3,455,365
Supplies and spare parts	147,610	1,031,407
	$17,059,406	$17,317,423